The Company and Basis of Presentation (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 3,524,258,000	$ 3,285,196,000
Goodwill	13,666,446,000	13,032,750,000	$ 13,082,180,000
Equity	10,808,722,000	9,887,142,000
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	80,080,000	97,326,000
Other current assets	85,948,000	80,596,000
Property, plant and equipment, intangible assets and other noncurrent assets	57,306,000	60,155,000
Goodwill	31,931,000	31,995,000
Accounts payable, accrued expenses and other liabilities	191,223,000	204,126,000
Noncurrent loans to related parties	54,301,000	41,151,000
Equity	$ 9,741,000	$ 24,795,000